SHARE-BASED COMPENSATION (Details) ¥ in Thousands		1 Months Ended	12 Months Ended
	Jul. 01, 2016 $ / shares shares	Sep. 30, 2015 item shares	Dec. 31, 2016 CNY (¥) $ / shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
SHARE-BASED COMPENSATION
Number of awards type | item		3
Maximum
SHARE-BASED COMPENSATION
Ordinary shares were reserved for issuance		10,000,000
CreditEase and its consolidated subsidiaries and VIEs
SHARE-BASED COMPENSATION
Recognized deemed dividend | ¥				¥ 124,210	¥ 0	¥ 0
General and administrative expense
SHARE-BASED COMPENSATION
Recognized compensation expenses | ¥				17,223	¥ 0	¥ 0
Employees
Additional information
Unrecognized share-based compensation expenses | ¥			¥ 8,384	¥ 8,384
Unrecognized compensation cost is to be recognized				3 years 6 months
Employees | CreditEase and its consolidated subsidiaries and VIEs
Additional information
Unrecognized deemed dividend | ¥				¥ 43,095
Recording period for unrecognized deemed dividends				3 years 6 months
Employee and Non-employee RSUs
Number of Restricted Shares
Granted (in shares)				4,034,100
Vested (in shares)				(2,512,300)
Forfeited (in shares)				(74,600)
Outstanding at end of the period (in shares)				1,447,200
Weighted-Average Grant-Date Fair Value
Granted (in dollars per share) | $ / shares			¥ 7.25
Vested (in dollars per share) | $ / shares			7.25
Forfeited (in dollars per share) | $ / shares			7.25
Unvested at end of the period (in dollars per share) | $ / shares			¥ 7.25
Employee and Non-employee RSUs | Employees | CreditEase and its consolidated subsidiaries and VIEs
Number of Restricted Shares
Granted (in shares)	3,510,100
Employee and Non-employee RSUs | Directors and employee
Number of Restricted Shares
Granted (in shares)	524,000
Employee and Non-employee RSUs | Directors and employee | Group and CreditEase and its consolidated subsidiaries and VIEs
SHARE-BASED COMPENSATION
Number of authorized shares	4,034,100
Expected to vested in period	4 years
Weighted-Average Grant-Date Fair Value
Granted (in dollars per share) | $ / shares	$ 7.25
Employee and Non-employee RSUs | Directors and employee | Tranche One | Group and CreditEase and its consolidated subsidiaries and VIEs
SHARE-BASED COMPENSATION
Approximate percentage of vested shares	59.90%